Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax expense (benefit) at statutory rate (23.5% for 2023; 19% for 2022-21)	$ (11,042,000)	$ (511,000)	$ 130,000
Effect of different tax rates in different jurisdictions	2,368,000	150,000	871,000
Permanent items	66,000	(1,024,000)	(1,000)
Effect of research and development credits	(900,000)	(1,831,000)	(270,000)
Change in tax rates	0	0	(3,572,000)
Change in valuation allowances	150,000	(21,928,000)	5,210,000
Other	202,000	(131,000)	(581,000)
Total provision for income taxes	$ (9,156,000)	$ (25,275,000)	$ 1,787,000